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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:       EnTrust Partners LLC
            --------------------------------
Address:    717 Fifth Avenue
            --------------------------------
            New York, NY 10022
            --------------------------------


Form 13F File Number:  28-04371
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard I. Ellenbogen
            --------------------------------
Title:      Vice President & General Counsel
            --------------------------------
Phone:      212.224.5505
            --------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   8/14/00
------------------------    -------------------------      -------
(Signature)                 (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ----------------------          -----------------------------------
         [Repeat as necessary.]



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

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ----------------

Form 13F Information Table Entry Total:              27
                                            ----------------

Form 13F Information Table Value Total:    $      104,385
                                            ----------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

                                                                            ENTRUST PARTNERS LLC
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      MARKET VALUE SHARES/PRN AMT SH/PRN PUT/CALL
                                                               * 1000
ASPECT TELECOMMUNICATIONS CORP      COMMON STOCK    04523710           9097         231400 SH
ASPEON INC                          COMMON STOCK    045354107          1137         233175 SH
AT&T CORP LIBERTY MEDIA CORP        COMMON STOCK    001957208          6786         278400 SH
AZTEC TECHNOLOGY PARTNERS INC       COMMON STOCK    05480L101          1742         796500 SH
BEA SYSTEMS INC                     COMMON STOCK    073325102          4745          95975 SH
CABLETRON SYSTEMS INC               COMMON STOCK    28205610           7235         286525 SH
CRESTLINE CAPITAL CORP              COMMON STOCK    226153104          4696         275200 SH
EPICOR SOFTWARE CORP                COMMON STOCK    29426L108          2902        1160600 SH
***ESC MEDICAL SYSTEMS LTD          CONVERT. BOND   269025AB8          1725        2000000 SH
***ESC MEDICAL SYSTEMS LTD          ORDINARY SHS    M40868107          2998         183100 SH
FINOVA GROUP INC                    COMMON STOCK    317928109          3154         233600 SH
GOLDEN STATE BANCORP INC            COMMON STOCK    381197102          4820         267800 SH
JOHN WILEY & SONS INC CLASS A       COMMON STOCK    968223206          1796          79800 SH
NAVISTAR INTERNATIONAL CORP         COMMON STOCK    63934E108          4071         131050 SH
REGIS CORP-MINN                     COMMON STOCK    758932107          2642         211375 SH
RURAL CELLULAR CORP                 COMMON STOCK    781904107           417           5450 SH
STARWOOD HOTELS & RESORTS           COMMON STOCK    85590A203          7295         223725 SH
***SBS BROADCASTING SA              COMMON STOCK    L8137F102          9644         176950 SH
***SHAW COMMUNICATIONS INC          COMMON STOCK    82028K200          6200         251150 SH
TELEPHONE & DATA SYSTEMS INC        COMMON STOCK    879433100          6566          65500 SH
UNITEDGLOBALCOM CL A                COMMON STOCK    913247508          3347          71600 SH
VODAFONE AIRTOUCH PLC               COMMON STOCK    92857T107          2088          50000 SH
YANKEE CANDLE INC                   COMMON STOCK    984757104          1912          88425 SH
FINOVA GROUP INC OCT 010            COMMON STOCK    317928109           423            845 SH     CALL
GLOBALSTAR T JAN 020                COMMON STOCK    G3930H104          6265           4212 SH     PUT
RITE AID CRP JAN 005                COMMON STOCK    767754104            88            935 SH     PUT
XEIKON NV AUG 020 AME               COMMON STOCK    984003103           594           1080 SH     PUT
                                                                     104385
*** FOREIGN COMPANY

Table continued...

NAME OF ISSUER                       INVESTMENT MANAGERS  SOLE    SHARED NONE
                                     Discretion
ASPECT TELECOMMUNICATIONS CORP       SOLE                  231400
ASPEON INC                           SOLE                  233175
AT&T CORP LIBERTY MEDIA CORP         SOLE                  278400
AZTEC TECHNOLOGY PARTNERS INC        SOLE                  796500
BEA SYSTEMS INC                      SOLE                   95975
CABLETRON SYSTEMS INC                SOLE                  286525
CRESTLINE CAPITAL CORP               SOLE                  275200
EPICOR SOFTWARE CORP                 SOLE                   1E+06
***ESC MEDICAL SYSTEMS LTD           SOLE                   2E+06
***ESC MEDICAL SYSTEMS LTD           SOLE                  183100
FINOVA GROUP INC                     SOLE                  233600
GOLDEN STATE BANCORP INC             SOLE                  267800
JOHN WILEY & SONS INC CLASS A        SOLE                   79800
NAVISTAR INTERNATIONAL CORP          SOLE                  131050
REGIS CORP-MINN                      SOLE                  211375
RURAL CELLULAR CORP                  SOLE                    5450
STARWOOD HOTELS & RESORTS            SOLE                  223725
***SBS BROADCASTING SA               SOLE                  176950
***SHAW COMMUNICATIONS INC           SOLE                  251150
TELEPHONE & DATA SYSTEMS INC         SOLE                   65500
UNITEDGLOBALCOM CL A                 SOLE                   71600
VODAFONE AIRTOUCH PLC                SOLE                   50000
YANKEE CANDLE INC                    SOLE                   88425
FINOVA GROUP INC OCT 010             SOLE                     845
GLOBALSTAR T JAN 020                 SOLE                    4212
RITE AID CRP JAN 005                 SOLE                     935
XEIKON NV AUG 020 AME                SOLE                    1080

*** FOREIGN COMPANY

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